INCOME TAXES (Schedule of Income Tax (Expenses)/Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax benefits /(expenses):
Current	$ (50)	$ (480)	$ (988)
Deferred	(4,433)	(5,941)	2,500
Income tax benefits /(expenses)	$ (4,483)	$ (6,421)	$ 1,512